UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08191

Name of Fund: Bullfinch Fund, Inc.

Fund Address: 1370 Pittsford Mendon Road
              Mendon, New York  14506

Name and address of agent for service: Christopher Carosa, President,
        Bullfinch Fund, Inc., 1370 Pittsford Mendon Road,
        Mendon, New York  14506
        Mailing address: 1370 Pittsford Mendon Road
        Mendon, New York  14506

Registrant's telephone number, including area code: (585) 624-3150

Date of fiscal year end: June 30

Date of reporting period: 07/01/04 - 12/31/04

Item 1 - Attach shareholder report
BULLFINCH FUND, INC.
1370 PITTSFORD MENDON ROAD
MENDON, NEW YORK 14506
(585) 624-3150
1-888-BULLFINCH
(1-888-285-5346)

Semi-Annual Report
December 31, 2004
(UNAUDITED)

Management's Discussion of Fund Performance

                                                              February 21, 2005
Dear Fellow Shareholders:

We are very proud to present the December 2004 Semi-Annual Report of the Bullfinch Fund, Inc. This report contains the unaudited financial statements for both the Unrestricted Series and the Western New York Series.

Last year was a "Goldilocks" year compared to 2003 ("too hot") and 2002 ("too cold"). After a quick start, the market pulled back dramatically in the summer, but recovered impressively once the election was decided. Indeed, the post-election returns moved farther than most analysts expected, leaving some to wonder if some of the air would be let out in early 2005.

When applying behavioral economics to the 2004 markets, it's easy to see in hindsight why we experienced the roller coaster ride. As the drama of the election unfolded, the media - and many investors - focused on very short-term data. While this technique sells newspapers, behavioral economics teaches us it often leads to disastrous trading results. Many commentators, as if on cue, warned investors to avoid stocks just as opportunities were greatest.

More interestingly, those who remained invested during the course of the entire year also did pretty well - despite the market's ups and downs. This proves, once again, it's better to stay the course and identify specific attractive securities for the long term rather than attempting to time the market one way or another.

We are proud of our funds' returns over the last five years. We attribute our success to our strict value discipline and our ability to incorporate the lessons of behavioral finance into portfolio management.

This year will find many companies finding it more difficult to equal last year's comparisons. So, is there any hope? Yes. First, we believe the economy continues to improve. Second, the Iraqi elections scheduled for January 30 should remove another worry from the market. Third, the death of Yassar Arafat has opened a door (at least temporarily) for Mid-East Peace. Fourth, while overpriced, the market seems to have accepted the current price of oil (in the mid-$40's) and any cyclical decline in the price of oil, if we are to believe behavioral economics, should result in (at least short term) investor enthusiasm. Finally, if the administration succeeds in making their earlier tax cuts permanent and converting a small portion of Social Security into "Super IRA" accounts, look for the market to expand in a manner similar to when the tax cut bill passed in 2003. But while there's hope, don't be surprised if this is a tough year for the market, stocks and equity funds in general.

Be sure to track both our funds on your favorite internet site. The ticker of the Unrestricted Series is BUNRX and the ticker of the Western New York Series is BWNYX.

We wish to thank our shareholders for expressing their confidence in us and wish you continued good fortune in the coming year.

Best Regards,
Bullfinch Fund, Inc.

Christopher Carosa, CTFA
President









UNRESTRICTED SERIES
(A Series Within Bullfinch Fund, Inc.)

FINANCIAL STATEMENTS AS OF
December 31, 2004 (Unaudited)











UNRESTRICTED SERIES
(A SERIES WITHIN THE BULLFINCH FUND, INC.)

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2004  (UNAUDITED)



ASSETS

Investments in Securities, at Fair Value,
  identified Cost of $2,886,949               $3,879,974

Cash                                             107,132

Accrued Interest and Dividends                     6,608

Prepaid Expenses                                   9,326
                                              ----------
Total Assets                                  $4,003,040
                                              ==========

LIABILITIES AND NET ASSETS

LIABILITIES

Accounts Payable                              $   10,020
                                              ----------

NET ASSETS

Net Assets (Equivalent to $15.19/share based
on 262,926.025 shares of stock outstanding)   $3,993,020
                                              ----------

Total Liabilities and Net Assets              $4,003,040
                                              ==========
COMPOSITION OF NET ASSETS

Shares of Common Stock - Par Value $.01;
   10,000,000 Shares Authorized,
   262,926.025 Shares Outstanding             $3,214,502

Accumulated Net Investment Loss                 (214,508)

Net Unrealized Appreciation on Investments       993,025
                                              ----------
Net Assets at December 31, 2004               $3,993,020
                                              ==========
        The accompanying notes are an integral part of these statements.


UNRESTRICTED SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
SCHEDULE OF INVESTMENTS IN SECURITIES
December 31, 2004 (UNAUDITED)

                                                 Historical
Common Stocks - 100%                   Shares       Cost         Value


Banking and Finance - 11.8%
   BISYS Group Inc.                     6,300  $  83,378    $ 103,635
   Fiserv, Inc.                         3,000     75,229      120,570
   National City Corp.                  2,200     55,431       82,610
   New York Community Bancorp		    5,000	 105,030      102,850
   Trustco Bank Corp NY                 4,400     47,300       60,676
                                               ---------    ---------
                                                 366,368      470,341
Computers - Software - 8.5%
   Microsoft Corp.                      3,850     97,289      102,872
   Oracle                              11,000    119,262      150,920
   Synopsis, Inc.                       4,300     99,496       84,065
                                               ---------    ---------
                                                 316,047      337,857
Pharmaceuticals - 6.6%
   Mylan Laboratories Inc.              5,400    110,246       95,472
   Pharmaceutical Product               4,100    106,313      169,289
   Development Inc.                            ---------    ---------

                                                 216,559      264,761
Food & Beverages - 6.2%
   Conagra Foods, Inc.                  4,100     89,953      120,745
   Sensient Technologies                5,300    110,829      127,147
                                               ---------    ---------
                                                 200,782      247,892
Automotive - 6.0%
   Delphi Corporation                  10,600    118,618       95,612

   Pep Boys - Manny, Moe & Jack         8,400    122,032      143,388
                                               ---------    ---------
                                                 240,650      239,000

Medical Products and Supplies - 5.7%
   Polymedica Corporation               3,200     83,194      119,328
   Serologicals Corp.                   4,900     62,099      108,388
                                               ---------    ---------
                                                 145,292      227,716


Insurance - 5.5%
   AmerUs Group Co. Cl A                3,000     91,169      135,900
   Gallagher Arthur J & Co.             2,600     79,638       84,500
                                               ---------    ---------
                                                 170,807      220,400
Electrical Equipment - 4.9%
   Corning Inc.                         9,000     71,358      105,930
   General Electric Co.                 2,450     64,576       89,425
                                               ---------    ---------
                                                 135,934      195,355
Apparel - 3.6%
   VF Corp.                             2,600    110,625      143,988

Shoes & Leather - 3.6%
   Genesco Inc.                         4,600     69,893      143,244

Utilities - Natural Resources - 3.5%
   Chesapeake Utilities                 3,100     57,194       82,770
   NiSource Inc.                        2,500     46,325       56,950
                                               ---------    ---------
                                                 103,519      139,720
Computers - Hardware - 3.4%
   Dell Corp.                           3,250     79,273      136,955

Retail - General - 3.3%
   Dollar General                       6,300     95,632      130,851

Manufacturing - 3.2%
   Lincoln Electric Holdings            3,700     70,781      127,798

Retail - Specialty - 3.1%
   Christopher & Banks Corp.            6,700    110,081      123,615

Leisure & Recreational - 2.9%
   Hasbro Inc.                          1,400     16,142       27,132
   Mattel Inc.                          4,550     52,852       88,680
                                               ---------    ---------
                                                  68,994      115,812
Tobacco Products - 2.8%
   Altria Group                         1,850     40,459      113,035

Real Estate & Related - 2.6%
   First American Financial             3,000     55,075      105,420

Semiconductors - 2.4%
   Intel Corp.                          4,100     96,931       95,899

Office Equipment - 2.3%
   Diebold, Inc.                        1,650     41,069       91,955

Computer - Networking - 1.8%
   Cisco Systems, Inc.                  3,800     55,371       73,416

Commercial Services, Inc. - 1.7%
   Paychex, Inc.                        2,000     64,090       68,160


Instruments - 1.7%
   Checkpoint Systems, Inc.             3,700     32,717       66,785
						         ------------  -----------

Total Investments in Securities              $ 2,886,949  $ 3,879,974
                                             ===========  ===========

        The accompanying notes are an integral part of these statements.


UNRESTRICTED SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)
STATEMENTS OF OPERATIONS
FOR THE PERIOD FROM JULY 1, 2004 TO DECEMBER 31, 2004 AND
FOR THE YEARS ENDED JUNE 30, 2004, 2003 AND 2002 (UNAUDITED)

                                  12/2004    6/2004       6/2003      6/2002

INVESTMENT INCOME:
   Dividends                     $ 43,481    $ 45,850   $ 29,972    $ 28,180

EXPENSES:
   Management fees                 20,325      35,915     23,194      20,086
   Legal and Professional           5,688       9,048      7,465       6,375
   Director's Fees                    605       1,200      1,000         850
   Amortization                         -           -          -         337

   Fidelity Bond                      472       1,400      1,106         863
   D&O/E&O                            655           -          -           -
   Taxes                              227         450        300         550
   Telephone                          130         226          -           -
   Registration Fees                  461       1,024        511       1,080
   Bank Services Charges            1,104       2,055      1,533       1,422
   Dues and Subscriptions             724       2,162        752         750
                                 -------------------------------------------
        Total expense              30,392      53,480     35,861      32,313
                                 -------------------------------------------
Net investment income (loss)       13,089      (7,630)    (5,889)     (4,133)
                                 -------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS:
Realized gain (loss) from

     securities transactions     (100,816)    102,654    (50,233)     (1,324)
Unrealized appreciation (depreciation)
     during the period            284,031     397,468    231,445    (191,148)
                                 --------------------------------------------

Net gain (loss) on investments    183,215     500,122    181,212    (192,472)
                                 --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS    $ 196,304   $ 492,492  $ 175,323  $ (196,605)
                                 ============================================

        The accompanying notes are an integral part of these statements.




UNRESTRICTED SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD FROM JULY 1, 2004 TO DECEMBER 31, 2004 AND
FOR THE YEARS ENDED JUNE 30, 2004, 2003 AND 2002 (UNAUDITED)

                                        12/2004     6/2004     6/2003    6/2002
INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)        $  13,089  $  (7,630) $  (5,889)  $(4,133)
  Net realized gain (loss) from
          security transactions        (100,816)   102,654    (50,233)   (1,324)
  Net change in unrealized appreciation
          (depreciation) of investments 284,031    397,468    231,445  (191,148)
                                      ------------------------------------------
Increase (decrease) in net assets resulting
          from operations               196,304    492,492    175,323  (196,605)

CAPITAL SHARE TRANSACTIONS:
  Sales                                 195,858  1,026,695    443,128    796,385
  Redemptions                          (331,436)  (124,930)   (76,112) (119,805)
                                      ------------------------------------------
    Total capital share transactions   (135,577)   901,765    367,016    676,580
                                      ------------------------------------------
    Increase in net assets               60,727  1,394,257    542,339    479,975

NET ASSETS:
  Beginning of period                 3,932,293  2,538,036  1,995,697  1,515,722
                                      -----------------------------------------
  End of period                      $3,993,020 $3,932,293 $2,538,036 $1,995,697

        The accompanying notes are an integral part of these statements.




















UNRESTRICTED SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004 (UNAUDITED)



NOTE A - SCOPE OF BUSINESS

The Unrestricted Series (the "Series") is a series within the Bullfinch Fund,Inc. (the "Fund"), which was organized as a Maryland corporation registered under the Investment Company Act of 1940 as an open-ended non-diversified management investment company.

The investment objective of the Series is to seek conservative long-term growth in capital. The Adviser seeks to achieve this objective by using an asset mix consisting primarily of exchange listed securities and over-the-counter common stocks as well as U.S. Government securities maturing within five years.

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Cash - Cash consists of amounts deposited in money market accounts and is not federally insured. The Series has not experienced any losses on such amounts and believes it is not exposed to any significant credit risk on cash.

Security Valuation - The Series records its investments at fair value. Securities traded on national securities exchanges or the NASDAQ National Market System are valued daily at the closing prices of the securities on those exchanges and securities traded on over-the-counter markets are valued daily at the closing bid prices. Short-term and money market securities are valued at amortized cost, which approximates market value.

Income Taxes - It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

Organization Expenses - Organization expenses have been amortized over a 60-month period.

Distributions to Shareholders - Distributions to shareholders are recorded on the ex-dividend date. The Series made a distribution of its net investment income and net realized capital gains to its shareholders on June 29, 2004, in the form of stock dividends equal to 7,145.311 shares of stock and the series made a distribution of its net gain on securities to its shareholders on December 28, 2004 in the form of stock dividends equal to 1,137.790 shares of stock.

Other - The Series follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains and losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results can differ from those estimates.

NOTE C - INVESTMENTS

For the period July 1, 2004 through December 31, 2004, the Series purchased $283,183 common stock. During the same period, the Series sold $252,219 of common stock.

For the year ended June 30, 2004, the Series purchased $1,807,912 of common stock. During the same period, the Series sold $748,577 of common stock.

For the year ended June 30, 2003, the Series purchased $613,488 of common stock. During the same period, the Series sold $155,491 of common stock.

For the year ended June 30, 2002, the Series purchased $681,874 of common stock. During the same period, the Series sold $439,466 of common stock.

At December 31, 2004, the gross unrealized appreciation for all securities totaled $1,049,448 and the gross unrealized depreciation for all securities totaled $56,423, or a net unrealized appreciation of $993,025. The aggregate cost of securities for federal income tax purposes at December 31, 2004 was $2,886,949.

At June 30, 2004, the gross unrealized appreciation for all securities totaled $784,259 and the gross unrealized depreciation for all securities totaled $75,265, or a net unrealized appreciation of $708,994. The aggregate cost of securities for federal income tax purposes at June 30, 2004 was $2,956,801.

At June 30, 2003, the gross unrealized appreciation for all securities totaled


$401,497 and the gross unrealized depreciation for all securities totaled $89,971, or a net unrealized appreciation of $311,526. The aggregate cost of securities for federal income tax purposes at June 30, 2003 was $1,794,813.

At June 30, 2002, the gross unrealized appreciation for all securities totaled $302,040 and the gross unrealized depreciation for all securities totaled $222,175, or a net unrealized appreciation of $79,865. The aggregate cost of securities for federal income tax purposes at June 30, 2002 was $1,387,048.

NOTE D - INVESTMENT ADVISORY AGREEMENT

Carosa, Stanton & DePaolo Asset Management, LLC serves as investment advisor to the Fund pursuant to an investment advisory agreement which was approved by the Fund's board of directors. Carosa, Stanton & DePaolo Asset Management, LLC is a Registered Investment Adviser under the Investment Advisers Act of 1940. The Investment advisory agreement provides that Carosa, Stanton & DePaolo Asset Management, LLC, subject to the supervision and approval of the Fund's board of directors, is responsible for the day-to-day management of the Fund's portfolio, which includes selecting investments and handling its business affairs.

As compensation for its services to the Fund, the investment advisor receives monthly compensation at an annual rate of 1.25% on the first $1 million of daily average net assets and 1% on that portion of the daily average net assets in excess of $1 million. These fees will be reduced by any sub-transfer agent fees incurred by the Fund.

Carosa, Stanton & DePaolo Asset Management, LLC has agreed to forego sufficient investment advisory fees to limit total expenses of the Fund to 2% of the first $10 million in average assets and 1.5% of the next $20 million in average assets.

During the period July 1, 2004 through December 31, 2004 and the fiscal years ended June 30, 2004, 2003 and 2002, the fund paid investment advisory fees of $20,325 $35,915, $23,194 and $20,086, respectively.

NOTE E - CAPITAL SHARE TRANSACTIONS

The Fund has authorized 10,000,000 shares of common stock at $0.01 par value per share. Each share has equal dividend, distribution and liquidation rights.

Transactions in capital stock of the Series were as follows:

                                        Shares             Amount

Balance at June 30, 2001             115,143.033        $ 1,284,424
                                     -----------        -----------


Shares sold during 2002               62,800.889            796,385
Shares redeemed during 2002          (10,370.596)          (119,805)
                                     -----------        -----------
Balance at June 30, 2002             167,573.326          1,961,004
                                     -----------        -----------
Shares sold during 2003               38,498.370            443,127
Shares redeemed during 2003           (6,113.927)           (76,112)
                                     -----------        -----------
Balance at June 30, 2003             199,957.769        $ 2,328,019
                                     -----------        -----------

Shares sold during 2004               72,954.003          1,026,695
Shares Redeemed during 2004           (8,718.448)          (124,930)
Reinvestment of Distributions,
June 29, 2004                          7,145.311            103,035
                                     -----------        -----------
Balance at June 30, 2004             271,338.635        $ 3,332,819
						 -----------        -----------
Shares sold during period             13,534.399            195,858
Shares Redeemed during period        (23,084.799)          (331,436)
Reinvestment of Distributions,
December 28, 2004                      1,137.790             17,260
                                     -----------        -----------
Balance at December 31, 2004         262,926.025        $ 3,214,502
						 -----------        -----------
                                     ===========	  ===========


UNRESTRICTED SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
FINANCIAL HIGHLIGHTS
(SUPPLEMENTAL DATA FOR A SHARE OUTSTANDING)
FOR THE PERIOD FROM JULY 1, 2004 TO DECEMBER 31, 2004 AND
FOR THE YEARS ENDED JUNE 30, 2004, 2003 AND 2002 (UNAUDITED)

                                           12/2004  6/2004    6/2003   6/2002
NET ASSET VALUE, beginning of period        $14.49  $12.69    $11.91   $13.16
                                            ---------------------------------
INCOME FROM INVESTMENT OPERATIONS
        Net investment income (loss)          0.06   (0.03)    (0.06)   (0.06)

        Net gain (loss) on securities both
                realized and unrealized       0.58    1.44      0.84    (1.19)
                                             --------------------------------
Total from investment operations              0.63    1.41      0.78    (1.25)
                                             -------------------------------
 DISTRIBUTIONS
        Dividends                             .066    0.39      0.00     0.00
                                             -------------------------------
NET ASSET VALUE, end of period              $15.19  $14.49    $12.69   $11.91
                                            =================================

NET ASSETS, end of period          $3,993,020 $3,932,293 $2,538,036 $1,995,697


                                        Actual*  Actual     Actual      Actual

RATIO OF EXPENSES TO AVERAGE NET ASSETS  0.8%*     1.6 %     1.7 %       1.8 %

RATIO OF NET INVESTMENT INCOME TO
  AVERAGE NET ASSETS                     0.3%*    (0.2)%    (0.3)%      (0.3)%




PORTFOLIO TURNOVER RATE                  6.6%*    22.6 %     7.5 %      25.1 %


*The ratios presented were calculated using operating data for the six month period from July 1, 2004 to December 31, 2004.


        The accompanying notes are an integral part of these statements.


WESTERN NEW YORK SERIES
(A Series Within Bullfinch Fund, Inc.)

FINANCIAL STATEMENTS AS OF
DECEMBER 31, 2004
(UNAUDITED)


WESTERN NEW YORK SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004 (UNAUDITED)



ASSETS

Investments in securities, at fair value,
        identified cost of $335,879                  $ 488,472


Cash                                                    50,609

Accrued interest and dividends                             577

Prepaid expenses                                         1,400

Due from investment advisor                                  0
                                                     ---------
Total assets                                         $ 541,058
                                                     =========

LIABILITIES AND NET ASSETS

LIABILITIES

Accounts payable                                     $   2,011

Unsettled Trades                                             0
                                                     ---------

NET ASSETS

Net assets (equivalent to $13.28 per shares based
      on 40,588.975 shares of stock outstanding)     $ 539,047
                                                     ---------
Total Liabilities and Net Assets                     $ 541,058
                                                     =========
COMPOSITION OF NET ASSETS

Shares of common Stock - Par Value $.01;
10,000,000 Shares Authorized,
40,588.975 Shares Outstanding                        $ 403,820

Accumulated net investment loss                        (17,366)

Net unrealized appreciation on investments             152,593
                                                     ---------
Net assets at December 31, 2004                      $ 539,047
                                                     =========



        The accompanying notes are an integral part of these statements.














WESTERN NEW YORK SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
SCHEDULE OF INVESTMENTS IN SECURITIES
DECEMBER 31, 2004 (UNAUDITED)

                                                   Historical
Common Stocks - 100%                     Shares       Cost        Value

Electrical Equipment - 13.9%
   Corning, Inc.                          2,500    $ 15,652    $ 29,425
   General Electric Co.                     350       9,305      12,775
   Ultralife Batteries, Inc.              1,700       6,766      33,065
                                                   --------    --------
                                                     31,723      75,265
Automotive - 7.8%
   Delphi Corporation                     1,400      15,726      12,628
   Monro Muffler Brake Inc.                 500       9,880      12,650
   Pep Boys - Manny, Moe & Jack           1,000      14,532      17,070
                                                   --------    --------
                                                     40,138      42,348

Commercial Services - 6.6%

   Harris Interactive, Inc.               2,600       8,918      20,540
   Paychex, Inc.                            450      11,885      15,336
                                                   --------    --------
                                                     20,803      35,876
Railroads - 4.7%
   Genesee & Wyoming Class A                900       3,783      25,317

Aerospace - 3.9%
   Moog, Inc. Class A                       225       2,930      10,204
   Northrop Grumman                         200       2,536      10,872
                                                   --------    --------
                                                      5,466      21,076
Computers - Services - 3.8%
   Computer Task Group Inc.               3,700      15,799      20,720

Leisure & Recreational - 3.6%
   Mattel, Inc.                           1,000      14,245      19,490

Real Estate & Related - 3.5%
   Home Properties of New York, Inc.        200       5,624       8,600
   Sovran Self Storage                      250       6,892      10,535
                                                   --------    --------
                                                     12,516      19,135

Computers - Software - 3.5%
   Oracle                                 1,300      16,642      17,836
   Veramark Tech., Inc.                   1,500       9,782       1,275
                                                   --------    --------
                                                     26,424      19,111
Food & Beverages - 3.4%
   Constellation Brands Inc.                400       5,017      18,604

Steel - 3.3%
   Gibraltar Steel Corp.                    750       8,975      17,715


Retail - Specialty - 3.1%
   Christopher & Banks Corp.                900      15,565      16,605

Metal Fabrication & Hardware - 2.7%
   Graham Corp.                           1,000       8,828      14,790

Computers - Hardware - 2.7%
   Dell Corporation                         350      10,734      14,749

Utilities - Natural Resources - 2.6%
   National Fuel Gas Co.                    500      11,250      14,170

Airlines - 2.6%
   Southwest Airlines Co.                   850      15,105      13,838

Retail - General - 2.5%
   Dollar General                           650       9,065      13,501

Photographic Equipment and Suppliers - 2.4%
   Eastman Kodak Co.                        400      11,746      12,900

Computers - Distributors - 2.3%
   Ingram Micro                             600      10,909      12,480

Tobacco Products - 2.3%
   Altria Group                             200       4,892      12,220

Computers - Networking - 2.1%
   Performance Technologies, Inc.         1,200      12,851      11,160

Packaging and Containers - 1.7%
   Mod Pac Corporation                      715       3,461       9,123

Medical Products & Supplies - 1.5%
   Wilson Greatbatch Technologies           350      12,782       7,847

Electronics Components - 1.4%
   Astronics Corp.                        1,431       7,065       7,298

Chemical - 1.2%
   CPAC, Inc.                             1,200       7,236       6,480

Office Equipment - 0.7%
   Xerox Corp.                              225       5,582       3,827

Industrial Services - 0.3%
   American Locker Group, Inc.              100         636       1,475

Machinery - 0.2%
   Columbus McKinnon Corp.                  100       2,344         867

Industrial Materials - 0.1%
   Servotronics, Inc.                       100         937         485
			                                ---------   ---------
Total Investments in Securities                   $ 335,879   $ 488,472
                                                  =========   =========


WESTERN NEW YORK SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
STATEMENTS OF OPERATIONS
FOR THE PERIOD FROM JULY 1, 2004 TO DECEMBER 31, 2004
FOR THE YEARS ENDED JUNE 30, 2004, 2003, AND 2002 (UNAUDITED)

                                         12/2004     6/2004    6/2003     6/2002
INVESTMENT INCOME:
        Dividends                        $ 3,178   $ 4,786    $ 4,590    $ 4,698

EXPENSES:
        Management fees                    3,035     5,591      3,716      4,020
        Reimbursement of Management Fees       -    (1,767)    (1,000)   (1,741)
        Legal and Professional               654     1,049      1,275      1,290
        Director's Fees                      605     1,200      1,000        850
        Amortization                           -         -         17        666
        Fidelity Bond                         52       155        190        216
	  D&O/E&O					    73         -          -          -
        Taxes                                377       250        300        350
        Telephone                            130       226          -          -
        Registration Fees                    101       270        200        200
        Bank Services Charges                155       705       (964)       405
        Dues and Subscriptions               321     1,362        250        250
                                          ------    ------     ------     ------
        Total expense                      5,503     9,041      4,984      6,506
                                          ------    ------     ------     ------

Net investment income (loss)              (2,325)   (4,255)      (394)   (1,808)
                                          ------    ------     ------     ------

REALIZED AND UNREALIZED GAIN (LOSS)
     ON INVESTMENTS:
Realized gain (loss) from
        securities transactions           (3,884)    (136)    (5,051)    (1,242)
Unrealized appreciation (depreciation)
        during the period                 49,674   95,527     28,678    (32,377)
                                          ------   ------     ------      ------
Net gain (loss) on investments            45,790   95,391     23,627    (33,619)
                                          ------   ------     ------     -------
INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS            $ 43,464 $ 91,136   $ 23,233   $(35,427)
                                        ========  ========  ========   =========

        The accompanying notes are an integral part of these statements.




WESTERN NEW YORK SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD FROM JULY 1, 2004 TO DECEMBER 31, 2004 AND
FOR THE YEARS ENDED JUNE 30, 2004, 2003, AND 2002 (UNAUDITED)


                                          12/2004   6/2004     6/2003     6/2002
DECREASE IN NET ASSETS FROM OPERATIONS:
   Net investment income (loss)         $ (2,325)  $ (4,255)   $ (394) $ (1,808)
   Net realized gain (loss) from
           security transactions          (3,884)      (136)   (5,051)   (1,242)
   Net change in unrealized appreciation
          (depreciation) of investments   49,674     95,527    28,678   (32,377)
                                          ------     ------    ------    ------
Increase (decrease) in net assets resulting
        from operations                   43,464     91,136    23,233   (35,427)


CAPITAL SHARE TRANSACTIONS:
   Sales                                   6,778     41,948     2,000    81,125
   Redemptions                             1,778     (9,822)        -    (2,503)
                                           ------    -------    -----    ------
       Total capital share transactions    5,000     32,126     2,000    78,622
                                           ------    -------    -----    ------
       Increase in net assets             48,464    123,262    25,233    43,195

NET ASSETS:
   Beginning of period                    490,582   367,320   342,087   298,892
                                          -------   -------   -------   -------
   End of period                         $539,047   490,582   367,320   342,087
                                         ========   =======   =======   =======


        The accompanying notes are an integral part of these statements.









WESTERN NEW YORK SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004 (UNAUDITED)

NOTE A - SCOPE OF BUSINESS

The Western New York Series (the "Series") is a series within the Bullfinch Fund, Inc. (the "Fund"), which was organized as a Maryland corporation registered under the Investment Company Act of 1940 as an open-ended non-diversified management investment company.

The investment objective of the Series is to seek capital appreciation through the investment in common stock of companies with an important economic presence in the Greater Western New York Region. The Adviser seeks to achieve this objective by using an asset mix consisting primarily of exchange listed securities and over-the-counter common stocks as well as U.S. Government securities maturing within five years.

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Cash - Cash consists of amounts deposited in money market accounts and is not federally insured. The Series has not experienced any losses on such amounts and believes it is not exposed to any significant credit risk on cash.

Security Valuation - The Series records its investments at fair value. Securities traded on national securities exchanges or the NASDAQ National Market System are valued daily at the closing prices of the securities on those exchanges and securities traded on over-the-counter markets are valued daily at the closing bid prices. Short-term and money market securities are valued at amortized cost, which approximates market value.


Income Taxes - It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

Organization Expenses - Organization expenses have been amortized over a 60-month period.

Distributions to Shareholders - Distributions paid to shareholders are recorded on the ex-dividend date. There were no distributions to shareholders during the period from July 1, 2004 to December 31, 2004 or during the fiscal years ended June 30, 2004, 2003 or 2002.

Other - The Series follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains and losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results can differ those estimates.

NOTE C - INVESTMENTS


For the period from July 1 to December 31, 2004, the Series purchased $36,284 of common stock. During the same period, the Series sold $3,257 of common stock.

For the year ended June 30, 2004, the Series purchased $50,274 of common stock. During the same period, the Series sold $70,284 of common stock.

For the year ended June 30, 2003, the Series purchased $34,755 of common stock. During the same period, the Series sold $24,170 of common stock.

For the year ended June 30, 2002, the Series purchased $134,659 of common stock. During the same period, the Series sold $90,260 of common stock.

At December 31, 2004, the gross unrealized appreciation for all securities totaled $183,760 and the gross unrealized depreciation for all securities totaled $31,167, or a net unrealized appreciation of $152,593. The aggregate cost of securities for federal income tax purposes at December 31, 2004 was $335,879.

At June 30, 2004, the gross unrealized appreciation for all securities totaled $132,970 and the gross unrealized depreciation for all securities totaled $29,900, or a net unrealized appreciation of $103,070. The aggregate cost of securities for federal income tax purposes at June 30, 2004 was $306,734.

At June 30, 2003, the gross unrealized appreciation for all securities totaled $82,696 and the gross unrealized depreciation for all securities totaled $75,154, or a net unrealized appreciation of $7,542. The aggregate cost of securities for federal income tax purposes at June 30, 2003 was $326,856.

At June 30, 2002, the gross unrealized appreciation for all securities totaled $71,689 and the gross unrealized depreciation for all securities totaled $92,825, or a net unrealized depreciation of $21,136. The aggregate cost of securities for federal income tax purposes at June 30, 2002 was $321,346.

NOTE D - INVESTMENT ADVISORY AGREEMENT


Carosa, Stanton & DePaolo Asset Management, LLC serves as investment advisor to the Fund pursuant to an investment advisory agreement which was approved by the Fund's board of directors. Carosa, Stanton & DePaolo Asset Management, LLC is a Registered Investment Adviser under the Investment Advisers Act of 1940. The Investment advisory agreement provides that Carosa, Stanton & DePaolo Asset Management, LLC, subject to the supervision and approval of the Fund's board of directors, is responsible for the day-to-day management of the Fund's portfolio, which includes selecting investments and handling its business affairs.

As compensation for its services to the Fund, the investment advisor receives monthly compensation at an annual rate of 1.25% on the first $1 million of daily average net assets and 1% on that portion of the daily average net assets in excess of $1 million. These fees will be reduced by any sub-transfer agent fees incurred by the Fund.

Carosa, Stanton & DePaolo Asset Management, LLC has agreed to forego sufficient investment advisory fees to limit total expenses of the Fund to 2% of the first $10 million in average assets and 1.5% of the next $20 million in average assets.

During the period from July 1, 2004 through December 31, 2004 and the fiscal years ended June 30, 2004, 2003 and 2002, the fund paid investment advisory fees of $3,035, $3,824, $2,716 and $2,279, respectively.


NOTE E - CAPITAL SHARE TRANSACTIONS

The Fund has authorized 10,000,000 shares of common stock at $0.01 par value per share. Each share has equal dividend, distribution and liquidation rights. Transactions in capital stock of the Series were as follows:



                                           Shares        Amount

Balance at June 30, 2001                 29,538.211     $ 286,072
                                         ----------     ---------
Shares sold during 2002                   7,943.301        81,125
Shares redeemed during 2002                (242.034)       (2,503)
                                         ----------     ---------
Balance at June 30, 2002                 37,239.478       364,694
                                         ----------     ---------
Shares sold during 2003                     242.130         2,000
Shares redeemed during 2003                       -             -
                                         ----------     ---------
Balance at June 30, 2003                 37,481.608     $ 366,694
                                         ----------     ---------
Shares sold during 2004                   3,460.239        41,948
Shares redeemed during 2004                (786.365)       (9,822)
                                         ----------     ---------
Balance at June 30, 2004                 40,155.482     $ 398,820
                                         ----------     ---------
Shares sold during period                   569.390         6,778
Shares redeemed during period              (135.897)       (1,778)
                                         ----------     ---------
Balance at December 31, 2004             40,588.975     $ 403,820
                                         ==========     =========



WESTERN NEW YORK SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
FINANCIAL HIGHLIGHTS
(SUPPLEMENTAL DATA FOR A SHARE OUTSTANDING)
FOR THE PERIOD FROM JULY 1, 2004 TO DECEMBER 31, 2004 AND
FOR THE YEARS ENDED JUNE 30, 2004, 2003, AND 2002 (UNAUDITED)


                                          12/2004  6/2004   6/2003    6/2002

NET ASSET VALUE, beginning of period      $12.22   $ 9.80   $ 9.19    $10.12

                                          ------   ------   ------    ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
    Net investment income (loss)          (0.06)   (0.11)    (0.03)    (0.34)
    Net gain (loss) on securities both
                realized and unrealized    1.12     2.53      0.64     (0.59)
                                          ------   ------    ------    ------
Total from investment operations           1.06     2.42      0.61     (0.93)

DISTRIBUTIONS
    Dividends                                 -        -         -         -
                                          -----    ------    -----     ------
NET ASSET VALUE, end of period           $13.28    $12.22   $ 9.80    $ 9.19
                                         ======    ======   ======    =======

NET ASSETS, end of period              $539,047  $490,582  $367,320   $342,087
                                        =======  ========  =========  =========

                                        Actual*   Actual      Actual     Actual

RATIO OF EXPENSES TO AVERAGE NET ASSETS  1.1%*     2.0 %        1.6 %      2.0 %

RATIO OF NET INVESTMENT INCOME TO
AVERAGE NET ASSETS                      (0.5)%*   (1.0)%        0.0 %     (1.4)%

PORTFOLIO TURNOVER RATE                  0.7%*    11.3 %        7.7 %     28.0 %

*The ratios presented were calculated using operating data for the six month period from July 1, 2004 to December 31, 2004.


        The accompanying notes are an integral part of these statements.

Item 2 - CODE OF ETHICS.
         Not applicable (only annually for funds)

Item 3 - AUDIT COMMITTEE FINANCIAL EXPERT.
         Not applicable (only annually for funds)


Item 4 - PRINCIPAL ACCOUNTANT FEES AND SERVICES.
         Not applicable (only annually for funds)


Item 5 - AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable to open-end investment companies.

Item 6 - Reserved

Item 7 - DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable to open-end investment companies.

Item 8 - PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable to open-end investment companies.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         None.

Item 10(a) -The registrant's principal executive and principal financial officer has determined that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on the evaluation of these controls and procedures are effective as of a date within 90 days prior to the filing date of this report.

Item 10(b) -There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 - EXHIBITS.

            (a)(1)  Code of Ethics - Not applicable (only annually for funds).

            (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

            (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bullfinch Fund, Inc.

By: /s/ Christopher Carosa
    ----------------------------------------
    Christopher Carosa,
    President of Bullfinch Fund, Inc.


Date: February 24, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Christopher Carosa
    ----------------------------------------
    Christopher Carosa,
    President of Bullfinch Fund, Inc.

Date: February 24, 2005